Financial risk management and fair value estimates (Details 1) - Uruguayan Peso [Member] - Urban Properties And Investments Business [Member] - Operation Center in Argentina [Member] - ARS ($)
$ in Millions
	Jun. 30, 2020	Jun. 30, 2019
Israeli New Shekel [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Net monetary position (Liability) / Asset
Argentine Peso [Member] | Israeli New Shekel [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Net monetary position (Liability) / Asset
UYU | Israeli New Shekel [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Net monetary position (Liability) / Asset
USD
Disclosure of risk management strategy related to hedge accounting [line items]
Net monetary position (Liability) / Asset	(38,245)	(21,408)
USD | Argentine Peso [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Net monetary position (Liability) / Asset	(38,397)	(21,134)
USD | UYU
Disclosure of risk management strategy related to hedge accounting [line items]
Net monetary position (Liability) / Asset	$ 152	$ (274)